PROPERTY, PLANT AND EQUIPMENT - Disclosure of property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	$ 2,587.9
Reclassification to assets held for sale	(1,261.4)
Balance, end of the year	$ 2,598.0	$ 2,587.9
Unincorporated Joint Venture
Reconciliation of changes in property, plant and equipment [abstract]
Proportion of voting rights held in joint venture	70.00%
Unincorporated Joint Venture | Sumitomo Metal Mining Co Ltd
Reconciliation of changes in property, plant and equipment [abstract]
Proportion of voting rights held in joint venture	70.00%
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	$ 1,078.6
Reclassification to assets held for sale	0.0
Balance, end of the year	1,563.9	1,078.6
Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	885.7
Reclassification to assets held for sale	(749.1)
Balance, end of the year	543.7	885.7
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	559.3
Reclassification to assets held for sale	(461.4)
Balance, end of the year	419.3	559.3
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	64.3
Reclassification to assets held for sale	(50.9)
Balance, end of the year	71.1	64.3
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	6,470.1	5,790.2
Additions	1,036.7	721.7
Changes in asset retirement obligations	(22.4)	42.0
Disposals	(54.4)	(83.8)
Transfers within property, plant and equipment	0.0	0.0
Reclassification to assets held for sale	(1,775.7)
Balance, end of the year	5,654.3	6,470.1
Gross carrying amount | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,078.6	624.8
Additions	638.7	474.8
Changes in asset retirement obligations	0.0	0.0
Disposals	0.0	0.0
Transfers within property, plant and equipment	(73.8)	(21.0)
Reclassification to assets held for sale	(79.6)
Balance, end of the year	1,563.9	1,078.6
Gross carrying amount | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	3,305.0	3,106.6
Additions	221.7	142.3
Changes in asset retirement obligations	(22.4)	42.0
Disposals	0.0	0.0
Transfers within property, plant and equipment	25.1	14.1
Reclassification to assets held for sale	(1,022.6)
Balance, end of the year	2,506.8	3,305.0
Gross carrying amount | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,977.9	1,966.6
Additions	100.8	83.2
Changes in asset retirement obligations	0.0	0.0
Disposals	(49.6)	(79.4)
Transfers within property, plant and equipment	52.6	7.5
Reclassification to assets held for sale	(583.5)
Balance, end of the year	1,498.2	1,977.9
Gross carrying amount | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	108.6	92.2
Additions	75.5	21.4
Changes in asset retirement obligations	0.0	0.0
Disposals	(4.8)	(4.4)
Transfers within property, plant and equipment	(3.9)	(0.6)
Reclassification to assets held for sale	(90.0)
Balance, end of the year	85.4	108.6
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(3,882.2)	(3,428.2)
Depreciation expense	326.6	327.4
Disposals	51.1	78.5
Impairment charge	160.0	205.1
Transfers within property, plant and equipment	0.0
Balance, end of the year	(3,056.3)	(3,882.2)
Accumulated depreciation, amortisation and impairment [member] | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	0.0	0.0
Depreciation expense	0.0	0.0
Disposals	0.0	0.0
Impairment charge	0.0	0.0
Transfers within property, plant and equipment	0.0
Balance, end of the year	0.0	0.0
Accumulated depreciation, amortisation and impairment [member] | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(2,419.3)	(2,084.8)
Depreciation expense	183.8	180.4
Disposals	0.0	0.0
Impairment charge	109.1	154.1
Transfers within property, plant and equipment	0.0
Balance, end of the year	(1,963.1)	(2,419.3)
Accumulated depreciation, amortisation and impairment [member] | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(1,418.6)	(1,324.0)
Depreciation expense	126.9	131.6
Disposals	46.7	74.3
Impairment charge	39.5	37.3
Transfers within property, plant and equipment	2.0
Balance, end of the year	(1,078.9)	(1,418.6)
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(44.3)	(19.4)
Depreciation expense	15.9	15.4
Disposals	4.4	4.2
Impairment charge	11.4	13.7
Transfers within property, plant and equipment	(2.0)
Balance, end of the year	$ (14.3)	$ (44.3)